RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)						1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 12, 2019	Mar. 02, 2018	Nov. 08, 2017	Sep. 14, 2017	Oct. 08, 2013	Oct. 30, 2018	Nov. 22, 2017	Oct. 31, 2017	Oct. 25, 2017	Oct. 17, 2017	Mar. 31, 2016	Jan. 04, 2018	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2014	Dec. 31, 2018	Sep. 30, 2018	Apr. 25, 2018	Feb. 14, 2018	Nov. 02, 2017	May 03, 2017	Apr. 28, 2017	Mar. 30, 2016	Jan. 21, 2016	Dec. 30, 2015	Dec. 29, 2015	Oct. 07, 2013	May 31, 2013	May 31, 2011
Preferred stock, shares authorized													100,000,000	100,000,000	100,000,000													100,000,000
Preferred stock, par value per share (in dollars per share)													$ 0.001	$ 0.001	$ 0.001
Share-based Compensation													$ 1,266,345	$ 393,460	$ 3,554,912
Common stock, shares, issued													43,685,592	39,573,512	25,991,346
Common stock issuance expenses														$ 875,200
Common stock issued during period	4,600,000													700,000
Temporary Over Advance														$ 400,000			$ 400,000
Common Stock, Shares Authorized													200,000,000	200,000,000	200,000,000				5,171,612						200,000,000	22,500,000	1,125,000,000			75,000,000
Common Stock, Par Value Per Share	$ 2.50												$ 0.001	$ 0.001	$ 0.001											$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding													43,685,592	39,573,512	25,991,346														109,500,000
Stock compensation expense													$ 1,266,345	$ 393,460	$ 3,554,912
Steven Nickolas [Member]
Stock Repurchased and Retired During Period, Value								$ 110,000
Common stock, shares, issued								700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period								1,500,000				148,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price								$ 0.52
Related Party Transaction, Expenses from Transactions with Related Party														15,000
Richard A. Wright [Member]
Stock Issued During Period, Shares, Share-based Compensation, Forfeited									148,000
Common stock, shares, issued			700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			1,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price			$ 0.52
Mr. David Guarino [Member]
Temporary Over Advance																	$ 400,000			$ 400,000
Repayment of temporary over advance														$ 400,000
Wright Investment Group LLC [Member]
Proceeds from Related Party Debt				$ 200,000			$ 400,000			$ 400,000
Due to Related Parties							$ 1,000,000
Repayments of Related Party Debt		$ 1,000,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Issued					20,000,000									20,000,000
Preferred stock issued during period per person (shares)					10,000,000
Preferred stock, par value per share (in dollars per share)					$ 0.001
Share-based Compensation																$ 20,000
Stock compensation expense																$ 20,000
Series A Preferred Stock [Member] | Steven Nickolas [Member]
Preferred Stock, Shares Issued					10,000,000
Preferred stock, par value per share (in dollars per share)					$ 0.001
Stock Issued During Period, Shares, Share-based Compensation, Forfeited						10,000,000
Stock Repurchased and Retired During Period, Shares								10,000,000
Series A Preferred Stock [Member] | Richard A. Wright [Member]
Preferred Stock, Shares Issued					10,000,000
Preferred stock, par value per share (in dollars per share)					$ 0.001
Stock Issued During Period, Shares, Share-based Compensation, Forfeited			10,000,000
Stock Repurchased and Retired During Period, Shares			10,000,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized																								3,000,000
Preferred Stock, Shares Issued													1,500,000	1,500,000	1,500,000
Preferred stock issued during period per person (shares)											1,500,000
Series D Preferred Stock [Member]
Preferred stock, shares authorized																					5,000,000	3,000,000
Preferred Stock, Shares Issued													3,800,000	3,800,000	3,800,000			3,800,000
Common stock issuance expenses														$ 200
Common stock issued during period														200,000
Series D Preferred Stock [Member] | Steven Nickolas [Member]
Stock Repurchased and Retired During Period, Shares								300,000
Series D Preferred Stock [Member] | Richard A. Wright [Member]
Preferred Stock, Shares Issued			300,000																			1,000,000	1,000,000
Stock issued during period, shares, forfeiture of stock options			200,000
Series D Preferred Stock [Member] | Mr. David Guarino [Member]
Preferred Stock, Shares Issued																						1,000,000	1,000,000